DECEMBER 31, 1998


                                     ANNUAL
                                     REPORT
                         TO VARIABLE LIFE POLICYOWNERS
                                    DYNAMIC
                                 VARIABLE LIFE



                             Dynamic Variable Life
                            ReliaStar Life Insurance
                               Company of New York
                           Variable Separate Account
                               USLICO Series Fund





THIS REPORT IS FOR THE INFORMATION OF POLICYOWNERS AND NOT AN OFFERING OF THE SALE OF THE VARIABLE LIFE POLICY, WHICH CAN ONLY BE MADE BY A CURRENT PROSPECTUS.

RELIASTAR

RELIASTAR LIFE INSURANCE
COMPANY OF NEW YORK
4601 Fairfax Drive, PO Box 3700
Arlington, VA 22203

VL 4026 (2/98)

A MESSAGE TO VARIABLE LIFE POLICYOWNERS

We are now in the fourth year of significant increases in the U.S. Stock Markets, as measured by the Dow Jones Industrial Average and the Standard & Poor's 500 Index. Propelled by a fourth quarter increase of 17.1%, the Dow's increase for the twelve months ended December 31, 1998, was 16.1%. The S&P increased 20.9% in the fourth quarter and 26.7% for the year of 1998. Both the Dow Jones Industrial Average and the S&P 500 are unmanaged indices and the percentage changes exclude dividends.

The yield on the 30-year Treasury Bond has declined, so that at the end of 1998, it was approximately 5.1%. Short term rates, as measured by the 3-month Treasury Bill, are yielding 4.5%, which is also below a year ago.

The U.S. Gross Domestic Product for the fourth quarter of 1998 has increased 5.6% while inflation remains low with the Consumer Price Index increasing by 1.6% year-over-year on December 31, 1998.

The Variable Life Insurance Policies which are the subject of this report are distributed by Washington Square Securities, Inc. ("WSSI"), 20 Washington Avenue South, Minneapolis, Minnesota 55401, (612) 372-5507. WSSI, a registered broker-dealer, is an affiliated company of ReliaStar Life Insurance Company of New York, the issuer of your insurance policy.

THE STOCK ACCOUNT. On December 31, 1998, the invested assets were allocated 99.5% to 79 different stock positions with the remainder in a high quality money market fund. Our emphasis within the stock portfolio continues to be in issues which we believe will perform well in the current environment and tend to hold their values during market weakness.

THE MONEY MARKET ACCOUNT. On December 31, 1998, this portfolio held 20 different issues of the highest quality commercial paper with maturities ranging from 1 week to 6 weeks.

THE INVESTMENT GRADE BOND ACCOUNT. Bonds represented 97.8% of the investable funds on December 31, 1998 with the remainder in a high quality money market fund. The portfolio was comprised of 28 bond issues, with scheduled maturities ranging from 10 months to 51 years.

THE ASSET ALLOCATION ACCOUNT. On December 31, 1998, invested assets were allocated 54.9% to common stocks, 43.3% to bonds, with the remainder in a high quality money market fund. There were 80 different common stock issues in the portfolio and 33 different bond positions.

THE OUTLOOK. For 1999, we expect economic growth to slow to 1.5% to 2.5% given the lagged effect of the global financial crisis. Inflation and interest rates should remain near current levels. At the time of this report, macroeconomic indicators are showing signs of moderation and low unemployment. While the business expansion has been underway for almost 8 years, it is likely to be sustained throughout 1999. Nevertheless, profits are expected to grow albeit at a slower rate than in the past few years.

ReliaStar Life Insurance Company of New York is a wholly owned subsidiary of ReliaStar Financial Corp.


                                    Respectfully,

                                    /s/ Robert C. Salipante

                                    Robert C. Salipante
                                    President and Chief Executive Officer
                                    ReliaStar Life Insurance Company of New York

  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998

                                                                                       Sub-accounts
                                                                                       ------------
                                                                COMMON         MONEY                         ASSET          TOTAL
                                                                STOCK          MARKET          BOND       ALLOCATION    SUB-ACCOUNTS
                                                             -----------    -----------    -----------    -----------   ------------
ASSETS:
Investments in USLICO Series
  Fund Portfolios                                            $12,612,520    $ 5,073,370    $ 1,209,061    $ 6,052,855   $24,947,806

Policy loans                                                   1,507,114        735,321         10,626        638,624     2,891,685

                                                             -----------    -----------    -----------    -----------   -----------
     TOTAL ASSETS                                             14,119,634      5,808,691      1,219,687      6,691,479    27,839,491
                                                             -----------    -----------    -----------    -----------   -----------

LIABILITIES:
Net accrued for policy related
  transactions due to (from) ReliaStar Life of New York          340,921         30,758           (245)        89,721       461,155

Amounts payable to ReliaStar Life of New York                    375,000        125,000      1,000,000      1,000,000     2,500,000
                                                             -----------    -----------    -----------    -----------   -----------
     TOTAL LIABILITIES                                           715,921        155,758        999,755      1,089,721     2,961,155
                                                             -----------    -----------    -----------    -----------   -----------

NET ASSETS - FOR VARIABLE LIFE
  INSURANCE POLICIES                                         $13,403,713    $ 5,652,933    $   219,932    $ 5,601,758   $24,878,336
                                                             ===========    ===========    ===========    ===========   ===========

Investments basis data:
    Shares Owned                                                 925,350      5,073,370        124,006        507,364
    Cost                                                     $11,093,250    $ 5,073,370    $ 1,248,207    $ 5,694,195

See accompanying notes to financial statements.

  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                  Sub-accounts
                                                                                  ------------
                                                          COMMON          MONEY                           ASSET           TOTAL
                                                          STOCK           MARKET           BOND         ALLOCATION     SUB-ACCOUNTS
                                                       ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
  Income:
    Reinvested dividends                               $    630,884    $    239,866    $     81,834    $    354,491    $  1,307,075
  Expenses:
    Mortality and expense risk charges                       62,942          24,839           5,971          29,563         123,315
                                                       ------------    ------------    ------------    ------------    ------------

    NET INVESTMENT INCOME                                   567,942         215,027          75,863         324,928       1,183,760
                                                       ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Net unrealized gains (losses) on investments              123,370              --         (27,376)          4,950         100,944
  Net realized gains (losses) on investments                  3,009              --            (240)            808           3,577
                                                       ------------    ------------    ------------    ------------    ------------

  NET INCREASE (DECREASE) RESULTING FROM INVESTMENTS        126,379              --         (27,616)          5,758         104,521
                                                       ------------    ------------    ------------    ------------    ------------

    NET INCREASE RESULTING FROM OPERATIONS                  694,321         215,027          48,247         330,686       1,288,281
                                                       ------------    ------------    ------------    ------------    ------------

POLICY RELATED TRANSACTIONS:

  Transfers in for net premiums                             651,372         471,978          22,681         674,767       1,820,798

  Transfers between sub-accounts                            (12,936)        (31,437)         44,506            (133)             --

  Transfers for withdrawal/surrender                     (1,294,727)       (251,809)        (42,444)       (384,431)     (1,973,411)

TRANSFER OF INVESTMENT AND OPERATING
  RESULTS FROM (TO) RELIASTAR LIFE OF NEW YORK               92,974        (202,334)        (46,334)       (273,884)       (429,578)
                                                       ------------    ------------    ------------    ------------    ------------

    NET INCREASE IN NET ASSETS                              131,004         201,425          26,656         347,005         706,090

NET ASSETS, BEGINNING OF YEAR                            13,272,709       5,451,508         193,276       5,254,753      24,172,246
                                                       ------------    ------------    ------------    ------------    ------------

NET ASSETS, END OF YEAR                                $ 13,403,713    $  5,652,933    $    219,932    $  5,601,758    $ 24,878,336
                                                       ============    ============    ============    ============    ============

See accompanying notes to financial statements.

  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                    Sub-accounts
                                                                                  ------------
                                                           COMMON         MONEY                           ASSET            TOTAL
                                                           STOCK          MARKET           BOND         ALLOCATION     SUB-ACCOUNTS
                                                       ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
  Income:
    Reinvested dividends                               $  2,580,642    $    240,105    $     88,176    $    835,462    $  3,744,385
  Expenses:
    Mortality and expense risk charges                       61,528          24,586           6,023          28,422         120,559
                                                       ------------    ------------    ------------    ------------    ------------

    NET INVESTMENT INCOME                                 2,519,114         215,519          82,153         807,040       3,623,826
                                                       ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Net unrealized losses on investments                     (378,013)             --          (6,453)        (78,357)       (462,823)
  Net realized gains (losses) on investments                147,232              --          (1,109)         28,538         174,661
                                                       ------------    ------------    ------------    ------------    ------------

  NET (DECREASE) INCREASE RESULTING FROM INVESTMENTS       (230,781)             --          (7,562)        (49,819)       (288,162)
                                                       ------------    ------------    ------------    ------------    ------------

    NET INCREASE RESULTING FROM OPERATIONS                2,288,333         215,519          74,591         757,221       3,335,664
                                                       ------------    ------------    ------------    ------------    ------------

POLICY RELATED TRANSACTIONS:

  Transfers in for net premiums                             698,365         500,497          23,758         731,659       1,954,279

  Transfers between sub-accounts                              7,355          (9,057)          2,198            (496)             --

  Transfers for withdrawal/surrender                       (911,793)       (322,535)        (11,166)       (374,126)     (1,619,620)

TRANSFER OF INVESTMENT AND OPERATING
  RESULTS TO RELIASTAR LIFE OF NEW YORK                    (488,269)       (207,625)        (71,165)       (389,564)     (1,156,623)
                                                       ------------    ------------    ------------    ------------    ------------

    NET INCREASE IN NET ASSETS                            1,593,991         176,799          18,216         724,694       2,513,700

NET ASSETS, BEGINNING OF YEAR                            11,678,718       5,274,709         175,060       4,530,059      21,658,546
                                                       ------------    ------------    ------------    ------------    ------------

NET ASSETS, END OF YEAR                                $ 13,272,709    $  5,451,508    $    193,276    $  5,254,753    $ 24,172,246
                                                       ============    ============    ============    ============    ============

See accompanying notes to financial statements.

  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                Sub-accounts
                                                                                ------------
                                                    COMMON          MONEY                            ASSET           TOTAL
                                                    STOCK           MARKET           BOND         ALLOCATION     SUB-ACCOUNTS
                                                 ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
  Income:
    Reinvested dividends                         $  1,730,933    $    239,222    $     79,033    $    616,657    $  2,665,845
  Expenses:
    Mortality and expense risk charges                 52,648          25,332           6,246          26,396         110,622
                                                 ------------    ------------    ------------    ------------    ------------

    NET INVESTMENT INCOME                           1,678,285         213,890          72,787         590,261       2,555,223
                                                 ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Net unrealized gains (losses) on investments        218,820              --         (45,487)        (58,160)        115,173
  Net realized gains (losses) on investments          112,451              --          (2,455)         45,103         155,099
                                                 ------------    ------------    ------------    ------------    ------------

  NET INCREASE (DECREASE) RESULTING
    FROM INVESTMENTS                                  331,271              --         (47,942)        (13,057)        270,272
                                                 ------------    ------------    ------------    ------------    ------------

    NET INCREASE RESULTING FROM OPERATIONS          2,009,556         213,890          24,845         577,204       2,825,495
                                                 ------------    ------------    ------------    ------------    ------------

POLICY RELATED TRANSACTIONS:

  Transfers in for net premiums                       750,758         525,344          26,137         771,955       2,074,194

  Transfers between sub-accounts                        7,794          (9,177)          1,629            (246)             --

  Transfers for withdrawal/surrender                 (629,285)       (289,528)         (7,385)       (389,029)     (1,315,227)

TRANSFER OF INVESTMENT AND OPERATING
  RESULTS TO RELIASTAR LIFE OF NEW YORK              (397,332)       (247,087)        (28,931)       (362,831)     (1,036,181)
                                                 ------------    ------------    ------------    ------------    ------------

    NET INCREASE IN NET ASSETS                      1,741,491         193,442          16,295         597,053       2,548,281

NET ASSETS, BEGINNING OF YEAR                       9,937,227       5,081,267         158,765       3,933,006      19,110,265
                                                 ------------    ------------    ------------    ------------    ------------

NET ASSETS, END OF YEAR                          $ 11,678,718    $  5,274,709    $    175,060    $  4,530,059    $ 21,658,546
                                                 ============    ============    ============    ============    ============

See accompanying notes to financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I - NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998

(1) ORGANIZATION - ReliaStar Life Insurance Company of New York Variable Life Separate Account I ("Separate Account I") was established by ReliaStar Life Insurance Company of New York ("ReliaStar Life of New York"), previously ReliaStar Bankers Security Life Insurance Society, in 1986 under New York insurance laws. Separate Account I operates as a unit investment trust under the Investment Company Act of 1940 and is used to fund certain benefits for variable life insurance policies issued by ReliaStar Life of New York. The assets of Separate Account I and its sub-accounts are the property of ReliaStar Life of New York. The portion of Separate Account I assets applicable to the variable life policies will not be charged with liabilities arising out of any other business ReliaStar Life of New York may conduct. The net assets maintained in the sub-accounts provide the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under the state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in ReliaStar Life of New York general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

In January 1995, ReliaStar Life of New York became an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"), a financial services company based in Minneapolis, Minnesota. Prior to that time ReliaStar Life of New York was an indirect wholly-owned subsidiary of USLICO Corporation. USLICO Series Fund ("Series Fund") is an open-end diversified management investment company whose shares are sold only to ReliaStar Life of New York and other affiliates' separate accounts.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
  (a) VALUATION OF INVESTMENTS - Investments in shares of the Series Fund are valued at the reported net asset value of the respective portfolios. The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1998, were:
                                    Cost of Shares      Proceeds from
            Sub-account                Acquired          Shares Sold
            -----------             --------------      -------------
            Common Stock              $  630,884         $  796,930
            Money Market                 239,866             74,438
            Bond                          81,834             36,646
            Asset Allocation             354,491            109,202
                                      ----------         ----------
            Total                     $1,307,075         $1,017,216
  (b) SECURITY TRANSACTIONS - Purchases and sales are recorded on the trade date.
  (c) FEDERAL INCOME TAXES - ReliaStar Life of New York is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the sub-accounts are not separate entities from ReliaStar Life of New York, and their operations form a part of ReliaStar Life of New York, they will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the sub-accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded for reinvestment without additional tax to ReliaStar Life of New York.
  (d) CHARGES DEDUCTED FROM PREMIUMS - Transfers to the sub-accounts of Separate Account I for net premiums represent gross premiums payable for a policy year, less deductions for sales loads, administrative expenses, premium taxes, risk charges and additional premiums, if any, for optional insurance benefits.
  (e) AMOUNTS PAYABLE TO RELIASTAR LIFE OF NEW YORK - The amounts payable to ReliaStar Life of New York in each sub-account arises from the amount allocated from ReliaStar Life of New York to facilitate commencement of operations.
  (f) DIVIDENDS - Dividends received on the shares held by the sub-accounts of Separate Account I are reinvested to purchase additional shares of the applicable portfolio of the Series Fund.
  (g) TRANSFER OF INVESTMENT AND OPERATING RESULTS FROM(TO) RELIASTAR LIFE OF NEW YORK - The sub-accounts transfer their investment and operating results in excess of amounts required to meet policyholder reserve and liability amounts to ReliaStar Life of New York. When investment and operating results are insufficient to meet reserve requirements, ReliaStar Life of New York transfers to the sub-accounts amounts sufficient to fund the deficiency. Also included in this transfer are cost of insurance charges totaling $767,677, $796,500 and $789,100 for all sub-accounts for the year ended December 31, 1998, 1997 and 1996 respectively.

(3) ADMINISTRATION AND RELATED PARTY TRANSACTIONS - A daily charge is made by ReliaStar Life of New York against each sub-account's investments for mortality and expense risks at an effective annual rate of .50%. The mortality risk assumed by ReliaStar Life of New York is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefits than expected will be payable in relation to the amount of premiums received. The expense risk assumed by ReliaStar Life of New York is that expenses incurred in issuing and administering the policies will be greater than estimated. Other costs of administering Separate Account I are absorbed by ReliaStar Life of New York.

Washington Square Securities, Inc., a direct wholly-owned ReliaStar subsidiary, acts as principal underwriter (as defined in the Investment Company Act of 1940) of Separate Account I's policies. ReliaStar Investment Research, Inc., previously known as Washington Square Advisers, Inc., also a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Series Fund with respect to short-term and fixed maturity securities. Pilgrim Baxter Value Investors, Inc. serves as investment sub-adviser to the Series Fund with respect to equity securities.

Certain officers and directors of ReliaStar and ReliaStar Life of New York are also officers and directors of Washington Square Securities, Inc., the Series Fund and ReliaStar Investment Research, Inc.

                          INDEPENDENT AUDITORS' REPORT


To ReliaStar Life Insurance Company of New York and ReliaStar Life Insurance Company of New York Variable Life Separate Account I Policyowners:

We have audited the accompanying statement of assets and liabilities of ReliaStar Life Insurance Company of New York Variable Life Separate Account I (consisting of the common stock, money market, bond, and asset allocation portfolios) as of December 31, 1998, and the related statements of operations and changes in net assets for the years ended December 31, 1998, 1997 and 1996. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 1998, and the results of its operations and changes in its net assets for the years ended December 31, 1998, 1997 and 1996, in conformity with generally accepted accounting principles.





Deloitte & Touche LLP

Minneapolis, MN
February 16, 1999

                               USLICO SERIES FUND
          INVESTMENT STRATEGIES AND PERFORMANCE OF THE STOCK PORTFOLIO

         Pilgrim Baxter Value Investors, Inc. (formerly Newbold's Asset Management, Inc.), (the "Sub-Adviser') is responsible for the investments and reinvestments of the Stock Portfolio's assets. They are "value oriented" in their investment philosophy, which means they proceed from the premise that investment value and return can best be realized through buying companies with a low price relative to current earnings. This "bottom up" approach seeks to identify companies whose earnings growth suggests an increasing stream of future dividend income, and whose shares' pricing represents a level below realizable value.

         In the continued strong stock market environment during 1998, Pilgrim Baxter participated reasonably well given their value-style investment approach. Individual stock selection, particularly in the Energy, Financial and Healthcare sectors, contributed positively to the year's results. The shortfall in return relative to the S&P 500 was largely due to the Fund's underweighting in bank stocks and the high-performing Technology sector relative to the index, and to a higher weighting in the lagging Utility sector. Pilgrim Baxter's investment approach precluded them from holding a full market weighting in Technology due to the high equity valuations in that sector. The increased weighting in the Financial sector and reduced commitment to Utility stocks, in comparison with the prior year, contributed positively to the Fund's performance. Consistent with Pilgrim Baxter's investment philosophy, the Fund continues to be positioned in a portfolio of high quality stocks with low valuations and high current dividend yields. The Total Return for 1998, after all expenses at the Portfolio level was 6.00%.


                 COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
                BETWEEN THE STOCK PORTFOLIO AND THE S&P 500 INDEX

                           AVERAGE ANNUAL TOTAL RETURN
                              1 Year       6.00%
                              5 Years     17.73%
                             10 Years     13.99%

                               [PLOT POINTS CHART]

                             STOCK         S&P 500
                           PORTFOLIO        INDEX
                           ---------        -----
                             (THOUSANDS OF DOLLARS)

                   12/86      10.0           10.0
                   12/87      10.5           10.5
                   12/88      12.3           12.3
                   12/89      14.3           15.9
                   12/90      13.3           15.6
                   12/91      15.7           20.4
                   12/92      16.6           22.0
                   12/93      18.3           24.2
                   12/94      18.8           24.5
                   12/95      24.8           33.7
                   12/96      30.5           41.5
                   12/97      38.1           55.3
                   12/98      40.4           71.1

* $10,000 INVESTED ON 12/31/86 IN FUND OR INDEX INCLUDING REINVESTMENT OF DIVIDENDS
  FISCAL YEARS ENDED 12/31

Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company's separate accounts. The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 6.41%, 15.35% and 12.43%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               USLICO SERIES FUND
           INVESTMENT STRATEGIES AND PERFORMANCE OF THE BOND PORTFOLIO

         The responsibility for investments and reinvestments in the Bond Portfolio is with ReliaStar Investment Research, Inc. (formerly Washington Square Advisers, Inc.), which is affiliated with ReliaStar Life Insurance Company of New York and ReliaStar Life Insurance Company. Investments are primarily in investment-grade intermediate to long-term bonds. During 1998, the Bond Portfolio was primarily invested in corporate bonds rated "BBB" or better by Moody's or Standard & Poor's. The Portfolio also holds adjustable rate mortgages and U.S. Government strips. The average maturity of the bonds was less than ten years. The composition of the Portfolio holdings tended to have heavier emphasis on corporate bonds than that of its broad market index, which is the Lehman Brothers Aggregate Bond Index. The Total Return for 1998, after all expenses at the Portfolio level was 4.30%.

                 COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
       BETWEEN THE BOND PORTFOLIO AND THE LEHMAN BROS AGGREGATE BOND INDEX

                           AVERAGE ANNUAL TOTAL RETURN
                               1 Year       4.30%
                               5 Years      5.69%
                              10 Years      7.73%

                               [PLOT POINTS CHART]

                                         LEHMAN BROS
                              BOND        AGGREGATE
                           PORTFOLIO     BOND INDEX**
                           ---------     ------------
                             (THOUSANDS OF DOLLARS)

                 6/25/87      10.0          10.0
                   12/87      10.1          10.1
                   12/88      11.1          10.9
                   12/89      12.5          12.4
                   12/90      13.0          13.5
                   12/91      14.9          15.6
                   12/92      16.0          16.8
                   12/93      17.7          18.7
                   12/94      17.1          18.0
                   12/95      20.1          21.5
                   12/96      20.7          22.1
                   12/97      22.2          24.3
                   12/98      23.1          26.4

* $10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING REINVESTMENT OF INCOME. FISCAL YEARS ENDED 12/31
**THE GRAPH ABOVE USED THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AS A
  COMPARISON INDEX FROM JUNE 1987 THROUGH DECEMBER 1997. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS THE COMPARISON INDEX SINCE JANUARY 1998.

Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company's separate accounts. The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 4.08%, 5.02% and 7.28%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               USLICO SERIES FUND
     INVESTMENT STRATEGIES AND PERFORMANCE OF THE ASSET ALLOCATION PORTFOLIO

         This Portfolio consists of stocks, intermediate to long term bonds of primarily investment grade and money market instruments. The stocks are chosen by Pilgrim Baxter Value Investors, Inc. (formerly Newbold's Asset Management, Inc.), which is also responsible for choosing the stocks in the Stock Portfolio. It is a "value oriented" investment manager and uses the same strategies to pick stocks for this Portfolio as is described under "Investment Strategies and Performance of the Stock Portfolio." The Adviser for the bonds and money market portions is ReliaStar Investment Research, Inc. (formerly Washington Square Advisers, Inc.). During 1998, the bonds in the Portfolio were primarily invested in corporate bonds rated "BBB" or better by Moody's or Standard and Poor's. The Portfolio also holds adjustable rate mortagages and U.S. Government strips. The average maturity of the bonds was less than ten years. The composition of the Portfolio holdings tended to have heavier emphasis on corporate bonds than that of its broad market index, which is the Lehman Brothers Aggregate Bond Index. The Total Return for 1998, after all expenses at the Portfolio level, was 5.51%.

                 COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
    BETWEEN THE ASSET ALLOCATION PORTFOLIO, LEHMAN BROS AGGREGATE BOND INDEX
                               AND S&P 500 INDEX

                           AVERAGE ANNUAL TOTAL RETURN
                              1 Year       5.51%
                              5 Years     11.68%
                             10 Years     10.91%

                               [PLOT POINTS CHART]

                               ASSET                      LEHMAN BROS
                             ALLOCATION     S&P 500        AGGREGATE
                             PORTFOLIO       INDEX        BOND INDEX**
                             ----------     -------       ------------
                                    (THOUSANDS OF DOLLARS)

                 6/25/87        10.0         10.0            10.0
                   12/87        10.1         10.3            10.1
                   12/88        10.0         12.0            10.9
                   12/89        12.2         15.5            12.4
                   12/90        12.3         15.3            13.5
                   12/91        14.1         19.9            15.6
                   12/92        15.2         21.4            16.8
                   12/93        16.8         23.6            18.7
                   12/94        16.6         23.9            18.0
                   12/95        20.8         32.9            21.5
                   12/96        22.1         40.4            23.4
                   12/97        24.3         53.9            24.3
                   12/98        26.4         69.3            25.8

* $10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING REINVESTMENT OF INCOME. FISCAL YEARS ENDED 12/31
**THE GRAPH ABOVE USED THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AS A
  COMPARISON INDEX FROM JUNE 1987 THROUGH DECEMBER 1997. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS THE COMPARISON INDEX SINCE JANUARY 1998.

Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company's separate accounts. The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 5.83%, 10.29% and 9.97%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               USLICO SERIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998

                                                  COMMON           MONEY                            ASSET             TOTAL
                                                  STOCK            MARKET          BOND           ALLOCATION       PORTFOLIOS
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO         COMBINED
                                               ------------     ------------    ------------     ------------     ------------
ASSETS
Cash and cash equivalents                      $    714,644     $     38,475    $     33,621     $    392,453     $  1,179,193
Common stock, at fair value (cost
  $24,300,644 and $7,898,031, respectively)      27,622,273               --              --        8,981,795       36,604,068
Bonds, at fair value (cost
  $2,804,231 and $7,056,859, respectively)               --               --       2,768,228        7,067,033        9,835,261
Commercial paper, at amortized
  cost which approximates fair value                     --        5,974,947              --               --        5,974,947
Dividends receivable                                 31,243               --              --            9,853           41,096
Interest receivable                                   1,409               --          38,482           88,162          128,053
Securities not settled, net                        (414,307)              --              --         (142,003)        (556,310)
                                               ------------     ------------    ------------     ------------     ------------
  TOTAL ASSETS                                   27,955,262        6,013,422       2,840,331       16,397,293       53,206,308
                                               ------------     ------------    ------------     ------------     ------------


LIABILITIES
Accrued expenses                                    181,245           49,695           8,449           61,925          301,314
                                               ------------     ------------    ------------     ------------     ------------
  TOTAL LIABILITIES                                 181,245           49,695           8,449           61,925          301,314
                                               ------------     ------------    ------------     ------------     ------------


NET ASSETS                                     $ 27,774,017     $  5,963,727    $  2,831,882     $ 16,335,368     $ 52,904,994
                                               ============     ============    ============     ============     ============


NET ASSET VALUE PER SHARE                      $      13.63     $       1.00    $       9.75     $      11.92
                                               ============     ============    ============     ============


SHARES OUTSTANDING                                2,037,007        5,963,727         290,556        1,370,087
                                               ============     ============    ============     ============


NET ASSETS CONSIST OF:
Capital stock ($.001 par value)                $      2,037     $      5,964    $        291     $      1,370
Additional paid-in capital                       24,282,851        5,957,763       2,865,746       15,188,302
Accumulated undistributed
  net investment income                               5,809               --           2,021            6,984
Accumulated undistributed net
  realized gains (losses) from
  investment transactions                           161,690               --            (173)          44,774
Net unrealized appreciation (depreciation)
  of investments                                  3,321,630               --         (36,003)       1,093,938
                                               ------------     ------------    ------------     ------------
  Net assets                                   $ 27,774,017     $  5,963,727    $  2,831,882     $ 16,335,368
                                               ============     ============    ============     ============

See accompanying notes to financial statements.

                    USLICO SERIES FUND-COMMON STOCK PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1998

COMMON STOCK

                                                         FAIR                                                             FAIR
                                          SHARES         VALUE                                             SHARES         VALUE
                                         --------    ------------                                         --------    ------------
COMPUTERS & ELECTRONICS - 13.56%                                        INDUSTRIAL - 8.70%
--------------------------------                                        ------------------
Computer Associates International. Inc.    10,200    $    434,775       Arrow Electronics, Inc.             14,800    $    394,975
Computer Sciences Corp.                     2,100         135,318       DuPont E I DeNemours & Co.           4,300         228,169
Diebold, Inc.                               4,200         149,888       Federal Mogul Corp.                  4,500         267,750
Honeywell, Inc.                             3,200         241,000       Fluor Corp.                          3,900         165,994
International Business Machines Corp.       5,400         997,650       Ford Motor Co.                      14,900         874,444
Intel Corp.                                 6,000         711,375       General Motors, Inc.                 3,100         221,844
Keane, Inc.                                 4,500         179,718       Vulcan Materials Co.                 2,000         263,125
Lexmark International Group                 4,900         492,450                                                     ------------
Novell, Inc.                                9,000         163,125                                                        2,416,301
Sterling Software, Inc.                     9,600         259,800                                                     ------------
                                                     ------------       RETAIL TRADE - 4.03%
                                                        3,765,099       --------------------
                                                     ------------       Federated Department Stores, Inc.   12,000         522,750
DRUGS & HEALTH CARE - 1.90%                                             TJX Companies, Inc. New              9,900         287,100
---------------------------                                             Tyco International LTD New           4,100         309,294
Abbott Labs                                 2,300         112,700                                                     ------------
Allergan, Inc.                              6,400         414,400                                                        1,119,144
                                                     ------------                                                     ------------
                                                          527,100       TELECOMMUNICATIONS - 15.19%
                                                     ------------       ---------------------------
ENERGY - 6.65%                                                          A T & T Corp.                        6,000         451,500
--------------                                                          Ameritech Corp.                      7,400         468,975
Allegheny Energy, Inc.                      5,200         179,399       Bell Atlantic Corp.                 15,064         798,392
Atlantic Richfield Co.                      2,400         156,600       BellSouth Corp.                     12,600         628,425
Exxon Corp.                                 5,500         402,188       GTE Corp.                           13,400         871,000
Mobil Corp.                                 1,300         113,262       Knight Rider, Inc.                   5,400         276,075
Peco Energy Co.                             9,700         403,762       MCI WorldCom, Inc.                   4,500         322,875
P P + L Res, Inc.                           6,800         189,550       SBC Communications, Inc.             6,400         343,200
Texaco, Inc.                                7,600         401,850       US West, Inc. New                      900          58,163
                                                     ------------                                                     ------------
                                                        1,846,611                                                        4,218,605
                                                     ------------                                                     ------------
FINANCE - 28.51%                                                        TRANSPORTATION - 3.25%
----------------                                                        ----------------------
Allstate Corp.                             12,100         467,362       AMR Corp.                            6,000         356,250
AMBAC Financial Group, Inc.                 5,500         331,031       Comair Holdings, Inc.                7,000         236,249
American International Group, Inc.          3,700         357,512       Delta Airlines, Inc.                 3,100         161,200
Amsouth Bancorportation                    12,000         547,500                                                     ------------
Bank One Corp.                              3,200         163,400                                                          753,699
BankAmerica Corp. New                       6,300         378,788                                                     ------------
BankAmerica Corp.                           1,300          78,163       UTILITIES - 1.29%
Bank Boston Corp.                           9,800         381,587       -----------------
Chase Manhattan Corp.                       2,700         183,769       Florida Progress Corp.               6,000         268,875
Consolidated Edison, Inc.                   7,500         396,563       GPU Corp.                           11,500         508,156
Federal Home Loan Mortgage Corp.           13,700         882,793       Houston Inds, Inc.                  10,700         343,738
Federal National Mortgage Assn              6,200         458,800       LG & E Energy Corp.                 15,100         427,519
First Security Corp.                        2,100          49,088       NCR Corp. New                        1,500          62,625
First Union Corp.                           4,700         285,819       Sabre Group Holdings, Inc.           2,000          89,000
Fleet Financial Group, Inc.                17,400         777,563       Southern Co.                        15,300         444,656
Hibernia Corp.                             22,700         394,413                                                     ------------
Mellon Bank Corp.                           3,200         220,000                                                        2,144,569
Mercantile Bankshares Corp.                 5,200         200,200                                                     ------------
Mony Group, Inc.                            5,700         178,481
Morgan Stanley Dean Witter & Co.            8,600         610,600
PNC Bank Corp.                             10,600         573,725
                                                     ------------       TOTAL COMMON STOCK                  99.45%      27,622,273
                                                        7,917,157
                                                     ------------       OTHER ASSETS AND
FOOD, HOUSE & PERSONAL PRODUCTS - 10.49%                                  LIABILITIES, NET                    .55%         151,744
----------------------------------------                                                                              ------------
Anheuser Busch Cos, Inc.                    5,200         341,249
Conagra, Inc.                               7,400         233,100       NET ASSETS                         100.00%    $ 27,774,017
Eastman Kodak Co.                           3,200         230,400                                                     ============
Maytag                                      6,300         392,175
Philip Morris Companies, Inc.               5,700         304,950
Ralston Purina Co.                          2,100          67,988
Royal Caribbean Cruises LTD                 6,400         236,800
Sara Lee Corp.                              9,400         264,963
Supervalu, Inc.                            16,300         456,400
Tricon Global Restaurants, Inc.             7,700         385,963
                                                     ------------
                                                        2,913,988
                                                     ------------

See accompanying notes to financial statements.

                    USLICO SERIES FUND-MONEY MARKET PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1998

                                                                                      PRINCIPAL        AMORTIZED
COMMERCIAL PAPER                                                                       AMOUNT             COST
                                                                                    -------------     -----------
                  Bank of New York, 5.31%, Due January 5, 1999                      $    300,000     $   299,823
                  Merrill Lynch & Co. Inc., 5.35%, Due January 7, 1999                   300,000         299,733
                  Pfizer Inc., 5.20%, Due January 11, 1999                               300,000         299,567
                  Motorola Inc., 5.20%, Due January 11, 1999                             300,000         299,567
                  Walt Disney Co., 5.13%, Due January 11, 1999                           300,000         299,573
                  Amertech Corp., 5.02%, Due January 12, 1999                            300,000         299,540
                  Heinz Co., 5.30%, Due January 12, 1999                                 300,000         299,514
                  Cambell Soup Co., 5.20%, Due January 13, 1999                          300,000         299,480
                  Aluminum Co. America, 5.17%, Due January 15, 1999                      300,000         299,397
                  Gannett Inc., 5.15%, Due January 15, 1999                              300,000         299,399
                  Smithkline Beecham Corp., 5.22%, Due January 15, 1999                  300,000         299,391
                  Paccar Financial Corp., 5.05%, Due January 21, 1999                    300,000         299,158
                  Pepsico Inc., 5.25%, Due January 21, 1999                              300,000         299,125
                  American Express Co., 5.05%, Due January 22, 1999                      300,000         299,116
                  Eastman Kodak Co., 5.05%, Due January 25, 1999                         300,000         298,990
                  Coca Cola Company, 5.07%, Due January 26, 1999                         290,000         288,979
                  American General Financial Corp., 5.38%, Due January 29, 1999          300,000         298,745
                  Procter & Gamble Co., 5.13%, Due January 29, 1999                      300,000         298,803
                  Nicor Inc., 5.15%, Due February 1, 1999                                300,000         298,670
                  Dupont E I De Nemours & Co., 5.12%, Due February 8, 1999               300,000         298,379
                                                                                    ------------     -----------

  TOTAL COMMERCIAL PAPER           100.19 %                                         $  5,990,000       5,974,947
                                                                                    ============

OTHER ASSETS AND
  LIABILITIES, NET                   (.19)%                                                              (11,220)
                                                                                                     -----------

NET ASSETS                         100.00 %                                                          $ 5,963,727
                                                                                                     ===========

See accompanying notes to financial statements.

                        USLICO SERIES FUND-BOND PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1998

                                                                           PAR                    FAIR
BONDS                                                                     VALUE                  VALUE
                                                                       -----------            -----------
GOVERNMENT - 14.64%
-------------------
FHLMC, 5.58%, Due December, 2026 #                                     $   124,346            $   125,989
FNMA, 7.50%, Due July, 2027 #                                               25,524                 25,721
FNMA, 6.93%, Due July, 2027 #                                               78,106                 79,340
GNMA Pool 181826, 9.00%, Due March, 2021 #                                  26,390                 28,328
US Trust Security Strips, Due February, 2021                               530,000                155,237
                                                                       -----------            -----------
                                                                           784,366                414,615
                                                                       -----------            -----------
DRUGS & HEALTH CARE - 8.70%
---------------------------
American Health PPTYS Inc., 7.05%, Due January, 2002                       100,000                 97,857
Columbia/HCA Healthcare Corp., 6.41%, Due June, 2000                       150,000                148,623
                                                                       -----------            -----------
                                                                           250,000                246,480
                                                                       -----------            -----------
FINANCE - 57.96%
----------------
Abbey National PLC, 7.35%, Due October, 2049 #                             100,000                107,464
Advanta Mortgage Loan Trust, 6.06%, Due March, 2028                         50,000                 50,649
Amerco, 6.65%, Due October, 1999                                           150,000                149,946
Amresco Residential Securities Corp., 6.30%, Due January, 2028             100,000                100,500
BHP Finance USA, 6.42%, Due March, 2026 #                                  100,000                101,414
Equity Office Properties Trust, 6.38%, Due February, 2003                  150,000                147,345
IBJ Preferred Capital Co., 8.79%, Due December, 2049 #                      25,000                 21,539
Macsaver Financial Services Inc., 7.40%, Due February, 2002                150,000                130,094
Malayan Banking Berhad-NY, 7.13%, Due September, 2005                      100,000                 62,332
Noranda Forest Inc., 6.88%, Due November, 2005                             100,000                 98,177
Protection One Alarm Monitor Inc., 7.38%, Due August 2005                  150,000                151,431
Regency Centers, LP., 7.13%, Due July, 2005                                100,000                103,074
SB Treasury Co., 9.40%, Due December, 2049 #                                25,000                 24,617
Salomon Brothers Mortgage Securities VII, 6.30%, Due June, 2028            145,000                144,909
Salomon Brothers Mortgage Securities VII, 1.00%, Due October , 2028         75,000                 75,000
TriNet Corporate Realty Trust, 6.75%, Due March, 2003                      100,000                 97,411
United Companies Financial Corp., 9.35%, Due November, 1999                100,000                 75,500
                                                                       -----------            -----------
                                                                         1,720,000              1,641,402
                                                                       -----------            -----------
RETAIL TRADE - 2.63%
--------------------
Saks Inc., 8.25%, Due November, 2008                                        70,000                 74,467
                                                                       -----------            -----------
                                                                            70,000                 74,467
                                                                       -----------            -----------
INDUSTRIAL - 13.82%
-------------------
Bantec Inc., 7.5%, Due June, 2008                                          100,000                102,525
Conseco Inc., 7.88%, Due December, 2000                                    140,000                140,349
US Filter Corp., 6.38%, Due May, 2011                                      150,000                148,390
                                                                       -----------            -----------
                                                                           390,000                391,264
                                                                       -----------            -----------

  TOTAL BONDS              97.75%                                      $ 3,214,366              2,768,228
                                                                       ===========

OTHER ASSETS AND
  LIABILITIES, NET          2.25%                                                                  63,654
                                                                                              -----------

NET ASSETS                100.00%                                                             $ 2,831,882
                                                                                              ===========

# - Callable at the option of the issuer.

See accompanying notes to financial statements.

                  USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1998

COMMON STOCK

                                                       FAIR                                                                 FAIR
                                         SHARES        VALUE                                                  SHARES        VALUE
                                        --------   ------------                                              --------   ------------
COMPUTERS & ELECTRONICS - 6.98%                                     FOOD, HOUSE & PERSONAL PRODUCTS - 5.64%
-------------------------------                                     ---------------------------------------
Computer Associates International, Inc.    3,600   $    153,450     Anheuser Busch Companies, Inc.              1,900   $    124,688
Computer Sciences Corp.                      700         45,106     Conagra, Inc.                               2,800         88,200
Diebold, Inc.                              1,400         49,963     Eastman Kodak Company                       1,000         72,000
Honeywell, Inc.                            1,000         75,313     Maytag Corp.                                2,300        143,175
International Business Machines Corp.      1,200        221,700     Philip Morris Companies, Inc.               1,800         96,300
IntelCorp.                                 2,000        237,125     Ralston Purina Co.                            800         25,900
Keane, Inc.                                1,400         55,912     Ryol Caribbean Cruises LTD                  1,700         62,900
Lexmark                                    1,600        160,800     Sara Lee Corp.                              1,200         33,825
Novell, Inc.                               3,000         54,375     Supervalu, Inc.                             5,500        154,000
Sterling Software, Inc.                    3,200         86,600     Tricon Global Restaurants, Inc.             2,400        120,300
                                                   ------------                                                         ------------
                                                      1,140,344                                                              921,288
                                                   ------------                                                         ------------
DRUGS & HEALTH CARE - .92%                                          INDUSTRIAL - 5.91%
--------------------------                                          ------------------
Abbott Labs                                  700         34,300     Arrow Electronics, Inc.                     6,400        170,800
Allergan, Inc.                             1,800        116,550     Du Pont E I De Nemours & Co.                1,400         74,288
                                                   ------------     Flour Corp.                                 1,000         42,563
                                                        150,850     Ford Motor Co.                              4,800        281,700
                                                   ------------     General Motors, Inc.                          900         64,406
ENERGY - 4.19%                                                      Houston Industries, Inc.                    3,500        112,438
--------------                                                      LG&E Enerfy Corp.                           5,400        152,888
Allegheny Energy, Inc.                     2,100         72,450     Vulcan Materials Co.                          500         65,781
Atlantic Richfield Co.                       900         58,725                                                         ------------
Conoco, Inc.                               3,100         64,713                                                              964,864
Exxon Corp.                                1,700        124,313                                                         ------------
Mobil Corp.                                  400         34,850     RETAIL TRADE - 2.05%
Peco Energy Co.                            3,400        141,525     --------------------
PP&L Res, Inc.                             2,400         66,900     Federated Department Stores, Inc.           3,600        156,825
Texaco, Inc.                               2,300        121,613     TJX Companies, Inc. New                     3,300         95,700
                                                   ------------     Tyco International LTD New                  1,100         82,981
                                                        685,089                                                         ------------
                                                   ------------                                                              335,506
FINANCE - 15.86%                                                                                                        ------------
----------------                                                    TELECOMMUNICATIONS - 9.23%
Allstate Corp.                             4,100        158,363     --------------------------
AMBAC Financial Group, Inc.                1,300         78,243     A T & T Corp.                               2,100        158,025
American International Group, Inc.         1,500        144,937     Ameritech Corp.                             2,400        152,100
Amsouth Bancorporation                     3,100        141,437     Bell Atlantic Corp.                         5,142        272,526
Bank One Corp.                               800         40,850     BellSouth Corp.                             4,200        209,475
BankAmerica Corp. New                      1,200         72,150     GTE Corp.                                   4,650        302,250
BankAmerica Corp.                            700         42,087     Knight Ridder, Inc.                         1,800         92,025
Bank Boston Corp.                          3,200        124,600     MCI Worldcom, Inc.                          2,500        179,375
Chase Manhattan Corp.                      1,100         74,868     NCR Corporation New                           500         20,875
Consolidated Edison, Inc.                  2,400        126,900     SBC Communications, Inc.                    1,900        101,888
Federal Home Loan Mortage Corp.            4,300        277,081     US West, Inc. New                             300         19,388
Federal Mogul Corp.                        1,400         83,300                                                         ------------
Federal National Mortage Assn              1,800        133,200                                                            1,507,927
First Security Corp.                         600         14,025                                                         ------------
First Union Corp.                          1,500         91,219     TRANSPORTATION - 1.59%
Fleet Financial Group, Inc.                5,200        232,375     ----------------------
Hibernia Corp.                             7,400        128,575     AMR Corp.                                   2,000        118,750
Mellon Bank Corp.                          1,500        103,125     Comair Holdings, Inc.                       2,500         84,375
Mercantile Bankshares Corp.                2,100         80,850     Delta Air Lines, Inc.                       1,100         57,200
Mony Group, Inc.                           1,900         59,493                                                         ------------
Morgan Stanley Dean Witter & Co.           2,800        198,800                                                              260,325
PNC Bank Corp.                             3,400        184,025                                                         ------------
                                                   ------------     UTILITIES - 2.60%
                                                      2,590,503     -----------------
                                                   ------------     Florida Progress Corp.                      1,900         85,144
                                                                    GPU, Inc.                                   3,700        163,494
                                                                    Sabre Group Holdings, Inc.                    700         31,150
                                                                    Southern Company                            5,000        145,313
                                                                                                                        ------------
                                                                                                                             425,101
                                                                                                                        ------------

                                                                    TOTAL COMMON STOCK                         54.98%      8,981,795
                                                                                                                        ------------

See accompanying notes to financial statements.                     (continued)

                  USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1998

                                                                           PAR                    FAIR
BONDS                                                                     VALUE                  VALUE
                                                                       -----------            -----------
GOVERNMENT - 7.84%
------------------
FHLMC, 9.00%, Due October, 2019 #                                      $    11,708           $     12,406
FHLMC, 5.58%, Due December, 2026 #                                         325,607                329,908
FNMA, 5.84%, Due July, 2027 #                                              127,618                128,604
FNMA, 6.00%, Due July, 2027 #                                              207,763                211,045
GNMA, 10.00%, Due February, 2016 #                                           8,729                  9,593
US Trust Security Strips, 6.71%, Due February, 2019                        350,000                114,349
US Trust Security Strips, 6.93%, Due February, 2021                      1,620,000                474,499
                                                                       -----------            -----------
                                                                         2,651,425              1,280,404
                                                                       -----------            -----------
FINANCE - 26.31%
----------------
Abbey National PLC, 7.35%, Due October, 2049 #                             100,000                107,464
Advanta Mortgage Loan Trust, 6.06%, Due March, 2028                        100,000                101,298
Amerco, 6.65%, Due October, 1999                                           250,000                249,910
American Health PPTYS Inc., 7.05%, Due January 2002                        200,000                195,714
Amresco Residential Securities Corp., 6.30%, Due January, 2028             200,000                201,000
BHP Finance USA, 6.42%, Due March, 2026 #                                  100,000                101,414
Columbia/HCA Healthcare Corp., 6.41%, Due June, 2000                       370,000                366,603
Equity Office Properties Trust, 6.375%, Due February, 2003                 300,000                294,690
IBJ Preferred Capital Co., 8.79%, Due December, 2049 #                     125,000                107,695
Macsaver Financial Services Inc., 7.40%, Due February, 2002                350,000                303,552
Malayan Banking Berhad-NY, 7.125%, Due September, 2005                     100,000                 62,332
Nomura Depositor Trust, 6.18%, Due January, 2003 #                         100,000                100,125
Noranda Forest Inc., 6.88%, Due November, 2005                             100,000                 98,177
Protection One Alarm Monitor Inc., 7.38%, Due August 2005                  350,000                353,339
Regency Centers, LP., 7.13%, Due July, 2005                                300,000                309,222
SB Treasury Co., 9.40% Due December, 2049 #                                125,000                123,085
Salomon Brothers Mortgage Securities VII, 6.30%, Due June, 2028            365,000                364,772
Salomon Brothers Mortgage Securities VII, 1.00%, Due October, 2028         365,000                365,000
TriNet Corporate Realty Trust, 6.75%, Due March, 2003                      350,000                340,939
United Companies Financial Corp., 9.35%, Due November, 1999                200,000                151,000
                                                                       -----------            -----------
                                                                         4,450,000              4,297,331
                                                                       -----------            -----------
RETAIL TRADE - 1.63%
--------------------
Saks Inc, 8.25%, Due November 15, 2008                                     250,000                265,953
                                                                       -----------            -----------
                                                                           250,000                265,953
                                                                       -----------            -----------
INDUSTRIAL - 6.86%
------------------
Bantec Inc., 7.5%, Due June 2008                                           300,000                307,575
Canadian Pacific, 6.875%, Due April, 2003                                  100,000                105,305
Conseco Inc, 7.88%, Due December, 2000                                     360,000                360,897
US Filter Corp., 6.38%, Due May, 2011                                      350,000                346,245
                                                                       -----------            -----------
                                                                         1,110,000              1,120,022
                                                                       -----------            -----------
UTILITIES - .63%
----------------
Kansas City Power & Light, 7.40%, Due February, 2008 #                     100,000                103,323
                                                                       -----------            -----------
                                                                           100,000                103,323
                                                                       -----------            -----------


  TOTAL BONDS               43.26%                                       8,561,425              7,067,033
                                                                       ===========            ===========

TOTAL INVESTMENTS           98.25%                                                             16,048,828

OTHER ASSETS AND
  LIABILITIES, NET           1.75%                                                                286,540
                                                                                              -----------

NET ASSETS                 100.00%                                                            $16,335,368
                                                                                              ===========

# - Callable at the option of the issuer.

See accompanying notes to financial statements.

                               USLICO SERIES FUND
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                  COMMON             MONEY                            ASSET
                                                   STOCK             MARKET         BOND           ALLOCATION
                                                 PORTFOLIO         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                ------------     ------------    ------------     ------------
Investment income:
  Income:
    Dividends                                   $    577,895     $         --    $         --     $    183,365
    Interest                                          40,175          326,572         177,913          454,308
                                                ------------     ------------    ------------     ------------
        Total income                                 618,070          326,572         177,913          637,673
                                                ------------     ------------    ------------     ------------

  Expenses:
    Accounting fee                                    38,462            5,051           1,576           16,412
    Custodian fee                                     26,570           12,671           8,063           32,005
    Management fee                                    98,513           19,255          12,107           57,991
    Other administrative                              73,246           11,751           4,606           32,610
                                                ------------     ------------    ------------     ------------
      Subtotal                                       236,791           48,728          26,352          139,018
    Less expenses reimbursed by RLNY & RL             29,374            4,518           4,985           17,478
                                                ------------     ------------    ------------     ------------
      Total expenses                                 207,417           44,210          21,367          121,540
                                                ------------     ------------    ------------     ------------
Net investment income                                410,653          282,362         156,546          516,133
                                                ------------     ------------    ------------     ------------

Realized and unrealized gains (losses)
 on investments:
  Net proceeds from sales                         46,792,538               --       2,535,129       21,494,987
  Cost of securities sold                        (45,712,465)              --      (2,499,533)     (21,019,044)
                                                ------------     ------------    ------------     ------------
Net realized gains on investments                  1,080,072               --          35,596          475,943
Net unrealized gains (losses) on investments          19,784               --         (70,913)        (133,360)
                                                ------------     ------------    ------------     ------------
Net gains (losses) on investments                  1,099,856               --         (35,317)         342,583
                                                ------------     ------------    ------------     ------------

    Net increase in net assets
     Resulting from operations                  $  1,510,510          282,362         121,229          858,716

See accompanying notes to financial statements.

                               USLICO SERIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


                                             Common          Money                               Asset
                                             Stock           Market            Bond            Allocation
                                           Portfolio        Portfolio        Portfolio         Portfolio
                                          ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                $   (410,935)    $   (282,362)    $   (156,186)    $   (515,110)
     Net realized gains on investments        (967,581)              --          (35,769)        (445,245)

CAPITAL SHARE TRANSACTIONS                     350,378          179,415          100,234          536,913
                                          ------------     ------------     ------------     ------------

       Net increase in net assets              482,372          179,415           29,508          435,274

NET ASSETS, BEGINNING OF YEAR               27,291,645        5,784,312        2,802,374       15,900,094
                                          ------------     ------------     ------------     ------------
NET ASSETS, END OF YEAR                   $ 27,774,017     $  5,963,727     $  2,831,882     $ 16,335,368
                                          ============     ============     ============     ============


                                FOR THE YEAR ENDED DECEMBER 31, 1997


DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                $   (484,004)    $   (285,060)    $   (165,423)    $   (563,393)
     Net realized gains on investments      (4,933,549)              --          (39,902)      (1,693,428)

CAPITAL SHARE TRANSACTIONS                   3,982,104         (195,549)          31,451        1,319,869
                                          ------------     ------------     ------------     ------------

       Net increase in net assets            3,733,554         (195,549)          18,989        1,285,526

NET ASSETS, BEGINNING OF YEAR               23,558,091        5,979,861        2,783,385       14,614,568
                                          ------------     ------------     ------------     ------------
NET ASSETS, END OF YEAR                   $ 27,291,645     $  5,784,312     $  2,802,374     $ 15,900,094
                                          ============     ============     ============     ============

See accompanying notes to financial statements.

USLICO SERIES FUND - NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998

(1) ORGANIZATION - USLICO Series Fund (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 and consisting of four separate series (Portfolios), each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. Shares of the Portfolios are sold only to separate accounts of ReliaStar Life Insurance Company (ReliaStar Life), previously ReliaStar United Services Life Insurance Company and ReliaStar Life Insurance Company of New York (ReliaStar Life of New
York), previously ReliaStar Bankers Security Life Insurance Society, to serve as the investment medium for variable life insurance policies issued by these companies. The separate accounts invest in shares of one or more of the Portfolios, in accordance with allocation instructions received from policyowners. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio and carries a par value of $.001. The Fund has an unlimited number of shares authorized.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
  (a) VALUATION OF INVESTMENTS
     1. Common Stock, Bond and Asset Allocation Portfolios - Equity securities for which market quotations are readily available are stated at that fair value. Fair value is determined on the basis of last reported sales price, or, if no sales are reported, the latest available bid price obtained from a quotation reporting system or from established market makers. Money market instruments are valued at fair value, except that instruments maturing in sixty days or less are valued using amortized cost which approximates fair value. Debt securities (other than obligations having a maturity of sixty days or less at their date of acquisition) are valued on the basis of market quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost, which approximates fair value.
     2. Money Market Portfolio - Investment securities held by the Money Market Portfolio are all carried at amortized cost.
  (b) INCOME RECOGNITION - Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on the sale of securities are computed on the basis of the identified cost of the related securities sold and are recognized at the date of trade.
  (c) OTHER ADMINISTRATIVE FEES - Other administrative fees are charged to the Portfolios at an annual percentage rate of .5%. Fund expenses directly attributable to a Portfolio are charged to that Portfolio. All other expenses are allocated proportionately among all Portfolios in relation to respective net assets.
  (d) FEDERAL INCOME TAXES - Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, a Portfolio will not be subject to Federal income taxes if it makes distributions of net investment income and net realized gains in compliance with subchapter M and meets certain other requirements. (Normally, however, such distributions are automatically reinvested in additional portfolio shares.) As the Fund is believed to be in compliance with these requirements, no federal income tax provision has been provided.
  (e) MANAGEMENT FEES - The Fund's investment advisers are compensated with a quarterly management fee based on an annual percentage of the average daily net assets of each Portfolio. During 1998, 1997 and 1996 the adviser was paid a fee at an annual rate of .25% of the net asset value of the Portfolios. The maximum management fee which may be charged is an annual percentage rate of .50% on the first $100 million of average daily net assets and .45% of average daily net assets in excess thereof. ReliaStar Life will reimburse the Portfolios to the extent that management fees exceed .25%.. For the year ended December 31, 1998 ReliaStar Life has reimbursed the Common Stock Portfolio $29,374, the Money Market Portfolio $4,518, the Bond Portfolio $4,985 and the Asset Allocation Portfolio $17,478.
  (f) CONTRIBUTIONS AND WITHDRAWALS - Net funds contributed into or withdrawn from the Fund are made on the basis of the net asset value per share prevailing at the close of business on the preceding business day.
  (g) RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to current year presentation.

(3) AFFILIATIONS AND RELATED PARTY TRANSACTIONS - ReliaStar Life and ReliaStar Life of New York are indirect wholly-owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"), a financial services company based in Minneapolis, Minnesota. Washington Square Advisers, Inc., previously Washington Square Capital, Inc., a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Fund. Effective June 30, 1998, Washington Square Advisers, Inc. changed its name to ReliaStar Investment Research, Inc. The Fund's distributor, Washington Square Securities, Inc., is also a direct wholly-owned ReliaStar subsidiary. Newbold's Asset Management, Inc. serves as investment sub-adviser for the Common Stock Portfolio and the common stock portion of the Asset Allocation Portfolio. The Fund purchases securities through Newbold's Asset Management, Inc. in the normal course of business. Effective January 1, 1998, Newbold's Asset Management, Inc. changed its name to Pilgrim Baxter Value Investors, Inc.

Officers of the Fund are also officers of ReliaStar, Washington Square Securities, Inc., ReliaStar Life and ReliaStar Life of New York and receive compensation therefrom. They do not receive additional compensation for services rendered to the Fund. Trustees of the Board receive a fee of $1,000 for each meeting attended during 1998. $500 was paid for each meeting attended during 1997 and 1996. For the years ended December 31, 1998, 1997, and 1996, total fees paid to the Trustees aggregated $16,000, $8,000, and $6,000, respectively, for all Portfolios combined.

(4) INVESTMENTS - As of December 31, 1998, net unrealized appreciation (depreciation) for each portfolio was as follows:

                                                                            Net
                                                                        Unrealized
                                                                       Appreciation
              Portfolio        Appreciation        Depreciation       (Depreciation)
              ---------        ------------        ------------       --------------
           Common Stock         $3,662,927         $  (341,297)         $3,321,630
           Money Market              N/A                 N/A                 N/A
           Bond                     65,953            (101,956)            (36,003)
           Asset Allocation      1,397,407            (303,468)          1,093,938


(5) CAPITAL SHARE TRANSACTIONS - Transactions in capital stock for the years ended December 31, were as follows:

                                                                             SHARES                          AMOUNT
                                                                  ---------------------------     ---------------------------
                                                                      1998            1997            1998            1997
                                                                      ----            ----            ----            ----
COMMON STOCK PORTFOLIO:
  Shares issued in reinvestment of dividends .................        101,216         351,841     $ 1,378,516     $ 5,417,553
                                                                  -----------     -----------     -----------     -----------
                                                                      101,216         351,841       1,378,516       5,417,553
  Shares redeemed ............................................        (85,893)       (107,554)     (1,028,138)     (1,435,449)
                                                                  -----------     -----------     -----------     -----------
     Net increase (decrease) .................................         15,323         244,287     $   350,378     $ 3,982,104
                                                                  ===========     ===========     ===========     ===========

MONEY MARKET PORTFOLIO:
  Shares issued in reinvestment of dividends .................        282,362         285,062     $   282,362     $   285,062
                                                                  -----------     -----------     -----------     -----------
                                                                      282,362         285,062         282,362         285,062
  Shares redeemed ............................................       (102,947)       (480,611)       (102,947)       (480,611)
                                                                  -----------     -----------     -----------     -----------
     Net increase (decrease) .................................        179,415        (195,549)    $   179,415     $  (195,549)
                                                                  ===========     ===========     ===========     ===========

BOND PORTFOLIO:
  Shares issued in reinvestment of dividends .................         19,421          20,117     $   191,954     $   205,325
                                                                  -----------     -----------     -----------     -----------
                                                                       19,421          20,117         191,954         205,325
  Shares redeemed ............................................         (9,163)        (17,469)        (91,720)       (173,874)
                                                                  -----------     -----------     -----------     -----------
     Net increase (decrease) .................................         10,258           2,648     $   100,234     $    31,451
                                                                  ===========     ===========     ===========     ===========

ASSET ALLOCATION PORTFOLIO:
  Shares issued in reinvestment of dividends .................         79,912         173,578     $   960,355     $ 2,256,821
                                                                  -----------     -----------     -----------     -----------
                                                                       79,912         173,578         960,355       2,256,821
  Shares redeemed ............................................        (37,539)        (79,005)       (423,441)       (936,952)
                                                                  -----------     -----------     -----------     -----------
     Net increase (decrease) .................................         42,372          94,573     $   536,914     $ 1,319,869
                                                                  ===========     ===========     ===========     ===========

                               USLICO SERIES FUND
                         CONDENSED FINANCIAL INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                             COMMON            MONEY                               ASSET
                                                             STOCK             MARKET            BOND            ALLOCATION
                                                           PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                          ------------      ------------      ------------      ------------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                        $      13.50      $       1.00      $      10.00      $      11.98
Income from investment operations:
  Net investment income                                           0.20              0.05              0.55              0.39
  Net realized and unrealized
    gains on securities                                           0.62                --             (0.13)             0.27
                                                          ------------      ------------      ------------      ------------
  Total from investment operations                                0.82              0.05              0.42              0.66
Distributions:
  Distribution of income                                         (0.20)            (0.05)            (0.55)            (0.39)
  Distribution of capital gains                                  (0.48)               --             (0.13)            (0.33)
                                                          ------------      ------------      ------------      ------------
  Net asset value, end of year                            $      13.64      $       1.00      $       9.74      $      11.92
                                                          ============      ============      ============      ============

Total return                                                      6.00%             5.00%             4.30%             5.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                                   $ 27,774,017      $  5,963,727      $  2,831,882      $ 16,335,368

Expenses to average net assets                                    0.75%             0.75%             0.75%             0.75%
Net investment income to average net assets                       1.49%             4.79%             5.50%             3.19%
Portfolio turnover rate                                         172.22%              N/A             90.97%           135.68%
Weighted average number of shares outstanding
  for year ended December 31, 1998                           2,008,104         5,895,120           283,193         1,332,191


                                          FOR THE YEAR ENDED DECEMBER 31, 1997

FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                        $      13.25      $       1.00      $      10.02      $      11.85
Income from investment operations:
  Net investment income                                           0.27              0.05              0.59              0.46
  Net realized and unrealized
    gains (losses) on securities                                  3.05                --              0.12              1.51
                                                          ------------      ------------      ------------      ------------
  Total from investment operations                                3.32              0.05              0.71              1.97
Distributions:
  Distribution of income                                         (0.27)            (0.05)            (0.59)            (0.46)
  Distribution of capital gains                                  (2.80)               --             (0.14)            (1.38)
                                                          ------------      ------------      ------------      ------------
  Net asset value, end of year                            $      13.50      $       1.00      $      10.00      $      11.98
                                                          ============      ============      ============      ============

Total return                                                     25.06%             5.00%             7.09%            16.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                                   $ 27,291,645      $  5,784,312      $  2,802,374      $ 15,900,094

Expenses to average net assets                                    0.73%             0.75%             0.75%             0.74%
Net investment income to average net assets                       1.87%             4.88%             5.88%             3.68%
Portfolio turnover rate                                          88.55%              N/A            117.24%           104.30%
Weighted average number of shares outstanding
  for year ended December 31, 1997                           1,760,754         5,852,073           280,426         1,228,385

                               USLICO SERIES FUND
                         CONDENSED FINANCIAL INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                            COMMON             MONEY                               ASSET
                                                             STOCK             MARKET             BOND           ALLOCATION
                                                           PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                          ------------      ------------      ------------      ------------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                        $      12.62      $       1.00      $      10.38      $      11.82
Income from investment operations:
  Net investment income                                           0.34              0.05              0.64              0.53
  Net realized and unrealized
    gains (losses) on securities                                  2.55                --             (0.36)             0.94
                                                          ------------      ------------      ------------      ------------
  Total from investment operations                                2.89              0.05              0.28              1.47
Distributions:
  Distribution of income                                         (0.33)            (0.05)            (0.64)            (0.53)
  Distribution of capital gains                                  (1.93)               --                --             (0.91)
                                                          ------------      ------------      ------------      ------------
  Net asset value, end of year                            $      13.25      $       1.00      $      10.02      $      11.85
                                                          ============      ============      ============      ============

Total return                                                     22.90%             5.00%             2.70%            12.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                                   $ 23,558,091      $  5,979,861      $  2,783,385      $ 14,614,568

Expenses to average net assets                                    0.75%             0.75%             0.75%             0.75%
Net investment income to average net assets                       2.50%             4.77%             6.45%             4.39%
Portfolio turnover rate                                          79.17%              N/A             47.37%            61.98%
Weighted average number of shares outstanding
  for year ended December 31, 1996                           1,575,455         5,897,797           284,090         1,148,567


                                          FOR THE YEAR ENDED DECEMBER 31, 1995

FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                        $      10.37      $       1.00      $       9.41      $      10.18
Income from investment operations:
  Net investment income                                           0.36              0.05              0.66              0.55
  Net realized and unrealized
    gains on securities                                           2.95                --              1.04              2.01
                                                          ------------      ------------      ------------      ------------
  Total from investment operations                                3.31              0.05              1.70              2.56
Distributions:
  Distribution of income                                         (0.37)            (0.05)            (0.66)            (0.55)
  Distribution of capital gains                                  (0.69)               --             (0.07)            (0.37)
                                                          ------------      ------------      ------------      ------------
  Net asset value, end of year                            $      12.62      $       1.00      $      10.38      $      11.82
                                                          ============      ============      ============      ============

Total return                                                     31.92%             5.00%            18.07%            25.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                                   $ 19,968,336      $  5,819,470      $  3,068,825      $ 13,675,779

Expenses to average net assets                                    0.63%             0.63%             0.63%             0.63%
Net investment income to average net assets                       3.07%             5.37%             6.49%             4.81%
Portfolio turnover rate                                          62.51%              N/A             32.67%            44.97%
Weighted average number of shares outstanding
  for year ended December 31, 1995                           1,450,668         5,763,272           276,475         1,068,503

                               USLICO SERIES FUND
                         CONDENSED FINANCIAL INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 1994

                                                   COMMON             MONEY                               ASSET
                                                    STOCK             MARKET             BOND           ALLOCATION
                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                 ------------      ------------      ------------      ------------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year               $      11.23      $       1.00      $      10.49      $      11.26
Income from investment operations:
  Net investment income                                  0.36              0.04              0.67              0.55
  Net realized and unrealized
    losses on securities                                (0.05)               --             (1.06)            (0.70)
                                                 ------------      ------------      ------------      ------------
  Total from investment operations                       0.31              0.04             (0.39)            (0.15)
Distributions:
  Distribution of income                                (0.36)            (0.04)            (0.67)            (0.55)
  Distribution of capital gains                         (0.81)               --             (0.02)            (0.38)
                                                 ------------      ------------      ------------      ------------
  Net asset value, end of year                   $      10.37      $       1.00      $       9.41      $      10.18
                                                 ============      ============      ============      ============

Total return                                             2.76%             4.00%            (3.72)%           (1.33)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                          $ 14,687,489      $  5,752,426      $  2,484,720      $ 10,548,284

Expenses to average net assets                           0.75%             0.75%             0.75%             0.75%
Net investment income to average net assets              3.23%             3.54%             6.67%             5.09%
Portfolio turnover rate                                 59.41%              N/A             10.94%            28.53%
Weighted average number of shares outstanding
  for year ended December 31, 1994                  1,195,719         5,527,212           254,126           892,257

                          INDEPENDENT AUDITORS' REPORT



The Board of Trustees
USLICO Series Fund:


We have audited the accompanying statement of assets and liabilities, including the statement of investments, of USLICO Series Fund (consisting of the common stock, money market, bond, and asset allocation portfolios) as of December 31, 1998, and the related statements of operations and changes in net assets and the condensed financial information for the years ended December 31, 1998, 1997, 1996 and 1995. These financial statements and condensed financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the condensed financial information based on our audits. The condensed financial information for the year ended December 31, 1994 was audited by other auditors whose report, dated February 2, 1995, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the condensed financial information referred to above present fairly, in all material respects, the net assets and investments of each of the respective portfolios constituting the USLICO Series Fund as of December 31, 1998, and the results of their operations and changes in their net assets and the condensed financial information for the years ended December 31, 1998 and 1997, in conformity with generally accepted accounting principles.





Deloitte & Touche LLP

Minneapolis, MN
February 16, 1999


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